Operating leases right-of-use assets and lease liabilities - Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Leases [Abstract]
The remainder of 2025	$ 336
2026	595
2027	608
2028	551
2029	487
Thereafter	293
Total undiscounted cash flows	2,870
Less: imputed interest	905
Present value of operating lease liabilities	1,965
Less: current portion	633	$ 288
Long-term operating lease liabilities (note 11)	$ 1,332	$ 548